Statement of Operations and Comprehensive Loss	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 0
General and administrative expenses	2,759,621
Loss from operations	(2,759,621)
Other income
Interest income on cash and marketable securities held in Trust Account	43,853
Loss before provision for income taxes	(2,715,768)
Provision for income taxes	13,086
Net loss and comprehensive loss	(2,728,854)
Net loss attributable to common stockholders	$ (2,751,030)
Weighted-average common shares outstanding, basic and diluted | shares	6,247,527 [1]
Net loss per share common share, basic and diluted | $ / shares	$ (0.44)

[1]	This number excludes the 750,000 Founder Shares (as described in Note 4) that were forfeited because the over-allotment option was not exercised by the Underwriters.